1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

May 25, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Funds (the “Trust”)
(File No. 811-05028)

Ladies and Gentlemen:

On behalf of the PIMCO Asset-Backed Securities Portfolio and the PIMCO Short-Term Portfolio (the “Portfolios”), each a series of the Trust, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, attached for filing via the EDGAR system is a preliminary proxy statement and form of proxy (“Proxy Materials”) for a special meeting of shareholders (“Meeting”) to be held on July 20, 2018. The Meeting is being held for the purpose of asking shareholders of the Portfolios to vote to modify the Portfolios’ fundamental industry concentration policy.

We anticipate mailing definitive Proxy Materials to shareholders starting on or about June 15, 2018. In order to allow sufficient time to meet this schedule, we would greatly appreciate receiving comments (if any) from the Staff no later than June 4, 2018.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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